Condensed Statements of Cash Flows (Unaudited) - USD ($)	4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income	$ 824,616	$ 5,964,104	$ 6,748,069
Adjustments to reconcile net income to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares	5,845		5,845
Dividend income earned on marketable securities held in Trust Account	(1,059,469)	(6,739,277)	(7,721,518)
Changes in operating assets and liabilities:
Prepaid expenses	(57,735)	(35,088)	(9,783)
Prepaid insurance	(466,229)	205,604	(205,604)
Accrued expenses	150,039	335,579	234,985
Net cash used in operating activities	(602,933)	(269,078)	(948,006)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(251,250,000)		(251,250,000)
Net cash used in investing activities	(251,250,000)		(251,250,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	245,600,000		245,600,000
Proceeds from sale of private placements warrants	7,650,000		7,650,000
Repayment of promissory note – related party	(179,665)		(179,665)
Refund of offering costs included in accrued offering costs			75,000
Payment of offering costs	(671,664)		(671,664)
Net cash provided by financing activities	252,398,671		252,473,671
Net Change in Cash	545,738	(269,078)	275,665
Cash – Beginning of period		275,665
Cash – End of period	545,738	6,587	275,665
Supplemental disclosure of cash flow information:
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	11,000		11,000
Prepaid services paid by Sponsor in exchange for issuance of Class B ordinary shares			8,155
Prepaid services contributed by Sponsor in exchange for issuance of Class B ordinary shares	8,607
Deferred offering costs paid through promissory note – related party	179,213		179,213
Accretion of Class A ordinary shares to redemption value	22,580,148	6,739,277	29,242,197
Deferred underwriting fee payable	13,100,000		13,100,000
Forfeiture of Founder Shares	$ 8		8
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares			$ 5,845